Deferred Policy Acquisition and Sales Inducement Costs (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Policy Acquisition and Sales Inducement Costs
Schedule of deferred policy acquisition costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2021	2020	2019
Balance, beginning of year	$973	$947	$1,232
Acquisition costs deferred	89	51	55
Amortization charged to income	(150)	(147)	(180)
Effect of unrealized gains and losses	365	(123)	(160)
Decrease related to sale of ALNY	(134)	—	—
Decrease related to AHL recapture of reinsurance	(31)	—	—
Reinsurance assumed from EAC	—	245	—
Balance, end of year	$1,112	$973	$947

Schedule of DSI activity for Allstate Financial
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2021	2020	2019
Balance, beginning of year	$25	$27	$34
Amortization charged to income	(4)	(5)	(5)
Effect of unrealized gains and losses	—	3	(2)
Decrease related to sale of ALNY	(2)	—	—
Balance, end of year	$19	$25	$27